[LETTERHEAD OF SUNAMERICA ASSET MANAGEMENT CORP.]
August 12, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Seasons Series Trust — Rule 497(j) Filing
Securities Act File No. 333-168060
Ladies and Gentlemen:
     Seasons Series Trust (the “Registrant”) filed via EDGAR on August 10, 2010 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 relating to the proposed acquisition by the Large Cap Growth Portfolio, a series of the Registrant, of the Large Cap Composite Portfolio, a series of the Registrant (the “Reorganization”) (File No. 333-168060), complete with exhibits filed therewith, pursuant to the General Rules and Regulations (the “1933 Act Rules”) of the Securities and Exchange Commission (the “Commission”) promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.
     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Combined Prospectus/Proxy Statement and the Statement of Additional Information contained therein do not differ from those which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.
     Should the staff have any questions regarding the foregoing, please contact me at (713) 831-5165.

Very truly yours,
/s/ Nori L. Gabert
Nori L. Gabert
Vice President and Deputy General Counsel